Distribution Date:	03/11/22	JPMCC Commercial Mortgage Securities Trust 2019-COR4
Determination Date:	03/07/22
Next Distribution Date:	04/12/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2019-COR4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	48128YAS0	2.952200%	14,326,000.00	8,179,562.35	392,716.85	20,123.09	0.00	0.00	412,839.94	7,786,845.50	30.26%	30.00%
A-2	48128YAT8	3.960800%	4,611,000.00	4,611,000.00	0.00	15,219.37	0.00	0.00	15,219.37	4,611,000.00	30.26%	30.00%
A-3	48128YAU5	3.762900%	110,000,000.00	110,000,000.00	0.00	344,932.50	0.00	0.00	344,932.50	110,000,000.00	30.26%	30.00%
A-4	48128YAV3	3.758300%	173,000,000.00	173,000,000.00	0.00	541,821.58	0.00	0.00	541,821.58	173,000,000.00	30.26%	30.00%
A-5	48128YAW1	4.029100%	211,494,000.00	211,494,000.00	0.00	710,108.73	0.00	0.00	710,108.73	211,494,000.00	30.26%	30.00%
A-SB	48128YAX9	3.938100%	28,430,000.00	28,430,000.00	0.00	93,300.15	0.00	0.00	93,300.15	28,430,000.00	30.26%	30.00%
A-S	48128YBA8	4.290000%	44,510,000.00	44,510,000.00	0.00	159,123.25	0.00	0.00	159,123.25	44,510,000.00	24.46%	24.25%
B	48128YBB6	4.440400%	37,737,000.00	37,737,000.00	0.00	139,639.48	0.00	0.00	139,639.48	37,737,000.00	19.54%	19.38%
C	48128YBC4	4.941500%	38,704,000.00	38,704,000.00	0.00	159,379.85	0.00	0.00	159,379.85	38,704,000.00	14.50%	14.38%
D	48128YAC5	3.000000%	25,158,000.00	25,158,000.00	0.00	62,895.00	0.00	0.00	62,895.00	25,158,000.00	11.22%	11.13%
E	48128YAE1	3.000000%	12,579,000.00	12,579,000.00	0.00	31,447.50	0.00	0.00	31,447.50	12,579,000.00	9.58%	9.50%
F-RR	48128YAG6	5.013627%	7,741,000.00	7,741,000.00	0.00	32,342.07	0.00	0.00	32,342.07	7,741,000.00	8.57%	8.50%
G-RR	48128YAJ0	5.013627%	21,287,000.00	21,287,000.00	0.00	88,937.56	0.00	0.00	88,937.56	21,287,000.00	5.80%	5.75%
H-RR	48128YAL5	5.013627%	9,677,000.00	9,677,000.00	0.00	40,430.72	0.00	0.00	40,430.72	9,677,000.00	4.54%	4.50%
NR-RR*	48128YAN1	5.013627%	34,833,963.00	34,833,963.00	0.00	145,537.08	0.00	0.00	145,537.08	34,833,963.00	0.00%	0.00%
R	48128YAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,087,963.00	767,941,525.35	392,716.85	2,585,237.93	0.00	0.00	2,977,954.78	767,548,808.50

X-A	48128YAY7	1.115904%	586,371,000.00	580,224,562.35	0.00	539,562.49	0.00	0.00	539,562.49	579,831,845.50
X-B	48128YAZ4	0.319507%	76,441,000.00	76,441,000.00	0.00	20,352.88	0.00	0.00	20,352.88	76,441,000.00
X-D	48128YAA9	2.013627%	37,737,000.00	37,737,000.00	0.00	63,323.53	0.00	0.00	63,323.53	37,737,000.00
Notional SubTotal			700,549,000.00	694,402,562.35	0.00	623,238.90	0.00	0.00	623,238.90	694,009,845.50

Deal Distribution Total					392,716.85	3,208,476.83	0.00	0.00	3,601,193.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	48128YAS0	570.95925939	27.41287519	1.40465517	0.00000000	0.00000000	0.00000000	0.00000000	28.81753036	543.54638420
A-2	48128YAT8	1,000.00000000	0.00000000	3.30066580	0.00000000	0.00000000	0.00000000	0.00000000	3.30066580	1,000.00000000
A-3	48128YAU5	1,000.00000000	0.00000000	3.13575000	0.00000000	0.00000000	0.00000000	0.00000000	3.13575000	1,000.00000000
A-4	48128YAV3	1,000.00000000	0.00000000	3.13191665	0.00000000	0.00000000	0.00000000	0.00000000	3.13191665	1,000.00000000
A-5	48128YAW1	1,000.00000000	0.00000000	3.35758334	0.00000000	0.00000000	0.00000000	0.00000000	3.35758334	1,000.00000000
A-SB	48128YAX9	1,000.00000000	0.00000000	3.28174991	0.00000000	0.00000000	0.00000000	0.00000000	3.28174991	1,000.00000000
A-S	48128YBA8	1,000.00000000	0.00000000	3.57500000	0.00000000	0.00000000	0.00000000	0.00000000	3.57500000	1,000.00000000
B	48128YBB6	1,000.00000000	0.00000000	3.70033336	0.00000000	0.00000000	0.00000000	0.00000000	3.70033336	1,000.00000000
C	48128YBC4	1,000.00000000	0.00000000	4.11791675	0.00000000	0.00000000	0.00000000	0.00000000	4.11791675	1,000.00000000
D	48128YAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	48128YAE1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	48128YAG6	1,000.00000000	0.00000000	4.17802222	0.00000000	0.00000000	0.00000000	0.00000000	4.17802222	1,000.00000000
G-RR	48128YAJ0	1,000.00000000	0.00000000	4.17802227	0.00000000	0.00000000	0.00000000	0.00000000	4.17802227	1,000.00000000
H-RR	48128YAL5	1,000.00000000	0.00000000	4.17802211	0.00000000	0.00000000	0.00000000	0.00000000	4.17802211	1,000.00000000
NR-RR	48128YAN1	1,000.00000000	0.00000000	4.17802247	(0.00000029)	0.12839337	0.00000000	0.00000000	4.17802247	1,000.00000000
R	48128YAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	48128YAY7	989.51783487	0.00000000	0.92017254	0.00000000	0.00000000	0.00000000	0.00000000	0.92017254	988.84809361
X-B	48128YAZ4	1,000.00000000	0.00000000	0.26625607	0.00000000	0.00000000	0.00000000	0.00000000	0.26625607	1,000.00000000
X-D	48128YAA9	1,000.00000000	0.00000000	1.67802237	0.00000000	0.00000000	0.00000000	0.00000000	1.67802237	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/22 - 02/28/22	30	0.00	20,123.09	0.00	20,123.09	0.00	0.00	0.00	20,123.09	0.00
A-2	02/01/22 - 02/28/22	30	0.00	15,219.37	0.00	15,219.37	0.00	0.00	0.00	15,219.37	0.00
A-3	02/01/22 - 02/28/22	30	0.00	344,932.50	0.00	344,932.50	0.00	0.00	0.00	344,932.50	0.00
A-4	02/01/22 - 02/28/22	30	0.00	541,821.58	0.00	541,821.58	0.00	0.00	0.00	541,821.58	0.00
A-5	02/01/22 - 02/28/22	30	0.00	710,108.73	0.00	710,108.73	0.00	0.00	0.00	710,108.73	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	93,300.15	0.00	93,300.15	0.00	0.00	0.00	93,300.15	0.00
X-A	02/01/22 - 02/28/22	30	0.00	539,562.49	0.00	539,562.49	0.00	0.00	0.00	539,562.49	0.00
X-B	02/01/22 - 02/28/22	30	0.00	20,352.88	0.00	20,352.88	0.00	0.00	0.00	20,352.88	0.00
X-D	02/01/22 - 02/28/22	30	0.00	63,323.53	0.00	63,323.53	0.00	0.00	0.00	63,323.53	0.00
A-S	02/01/22 - 02/28/22	30	0.00	159,123.25	0.00	159,123.25	0.00	0.00	0.00	159,123.25	0.00
B	02/01/22 - 02/28/22	30	0.00	139,639.48	0.00	139,639.48	0.00	0.00	0.00	139,639.48	0.00
C	02/01/22 - 02/28/22	30	0.00	159,379.85	0.00	159,379.85	0.00	0.00	0.00	159,379.85	0.00
D	02/01/22 - 02/28/22	30	0.00	62,895.00	0.00	62,895.00	0.00	0.00	0.00	62,895.00	0.00
E	02/01/22 - 02/28/22	30	0.00	31,447.50	0.00	31,447.50	0.00	0.00	0.00	31,447.50	0.00
F-RR	02/01/22 - 02/28/22	30	0.00	32,342.07	0.00	32,342.07	0.00	0.00	0.00	32,342.07	0.00
G-RR	02/01/22 - 02/28/22	30	0.00	88,937.56	0.00	88,937.56	0.00	0.00	0.00	88,937.56	0.00
H-RR	02/01/22 - 02/28/22	30	0.00	40,430.72	0.00	40,430.72	0.00	0.00	0.00	40,430.72	0.00
NR-RR	02/01/22 - 02/28/22	30	4,453.85	145,537.07	0.00	145,537.07	(0.01)	0.00	0.00	145,537.08	4,472.45
Totals			4,453.85	3,208,476.82	0.00	3,208,476.82	(0.01)	0.00	0.00	3,208,476.83	4,472.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,601,193.68
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,006,776.96	Master Servicing Fee	4,761.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,435.32
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.64
ARD Interest	0.00	Operating Advisor Fee	1,571.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	238.92
Extension Interest	0.00
Interest Reserve Withdrawal	214,005.32
Total Interest Collected	3,220,782.28	Total Fees	12,305.44

Principal		Expenses/Reimbursements
Scheduled Principal	392,716.85	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	392,716.85	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,208,476.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	392,716.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,601,193.68
Total Funds Collected	3,613,499.13	Total Funds Distributed	3,613,499.12

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	767,941,525.72	767,941,525.72	Beginning Certificate Balance	767,941,525.35
(-) Scheduled Principal Collections	392,716.85	392,716.85	(-) Principal Distributions	392,716.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	767,548,808.87	767,548,808.87	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	767,941,525.72	767,941,525.72	Ending Certificate Balance	767,548,808.50
Ending Actual Collateral Balance	767,606,154.18	767,606,154.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	12	80,808,998.67	10.53%	77	5.0276	1.727036	1.49 or less	20	438,729,222.04	57.16%	75	4.9995	0.701078
10,000,000 to 19,999,999		17	249,987,771.67	32.57%	80	5.1407	1.354877	1.50 to 1.75	12	202,610,430.48	26.40%	79	5.0159	1.635855
20,000,000 to 24,999,999		5	107,518,210.86	14.01%	79	5.0601	1.396831	1.76 to 2.00	6	98,143,381.55	12.79%	81	5.1840	1.861058
25,000,000 to 49,999,999		4	138,652,612.61	18.06%	71	4.9904	0.709485	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	3	190,581,215.06	24.83%	76	4.9140	0.877554	2.26 or greater	3	28,065,774.80	3.66%	79	5.1821	2.579281
	Totals	41	767,548,808.87	100.00%	77	5.0341	1.164831	Totals	41	767,548,808.87	100.00%	77	5.0341	1.164831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	8,600,000.00	1.12%	76	5.1170	2.320000
							Industrial	7	78,680,838.06	10.25%	78	5.0547	1.664030
California	13	267,305,369.00	34.83%	81	5.0041	1.379073
							Lodging	6	143,390,362.54	18.68%	67	4.8479	(0.163909)
Colorado	1	2,360,000.00	0.31%	77	4.3920	1.630000
							Mixed Use	4	83,278,780.63	10.85%	79	5.2768	1.130122
Connecticut	1	48,000,000.00	6.25%	81	5.4515	1.640000
							Mobile Home Park	1	10,724,153.94	1.40%	82	5.3500	1.460000
Florida	3	14,185,310.20	1.85%	80	5.1094	1.736794
							Multi-Family	4	52,924,666.24	6.90%	79	5.2835	1.328238
Georgia	5	46,576,278.34	6.07%	78	5.1602	1.597316
							Office	20	198,311,215.06	25.84%	80	4.8738	1.641226
Illinois	5	16,717,706.86	2.18%	72	5.1157	1.288968
							Retail	17	200,238,792.40	26.09%	79	5.1344	1.403814
Indiana	1	19,250,000.00	2.51%	81	5.4860	1.980000
							Totals	59	767,548,808.87	100.00%	77	5.0341	1.164831
Kentucky	1	1,700,000.00	0.22%	76	4.7380	1.650000

Mississippi	1	19,224,666.24	2.50%	80	5.2900	1.400000

Missouri	7	62,334,241.89	8.12%	80	4.9738	1.691984

New Mexico	1	11,700,000.00	1.52%	78	5.2180	2.630000

Ohio	2	12,686,798.32	1.65%	82	5.2661	1.329344

Pennsylvania	1	3,840,000.00	0.50%	76	4.7380	1.650000

South Carolina	2	3,555,000.00	0.46%	76	4.7380	1.650000

Tennessee	3	26,568,203.44	3.46%	74	5.1376	0.686573

Texas	4	19,012,621.97	2.48%	80	5.1059	1.581990

Washington	5	151,200,000.00	19.70%	67	4.8690	(0.192817)

Wisconsin	2	32,732,612.61	4.26%	73	4.6996	1.528261

Totals	59	767,548,808.87	100.00%	77	5.0341	1.164831

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.89200% or less	9	264,403,827.67	34.45%	72	4.7337	0.698694	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.89201% to 5.39200%	28	419,197,049.03	54.62%	79	5.1385	1.362741	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.39201 or greater	4	83,947,932.17	10.94%	80	5.4587	1.644715	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	767,548,808.87	100.00%	77	5.0341	1.164831	37 months to 48 months	41	767,548,808.87	100.00%	77	5.0341	1.164831
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	767,548,808.87	100.00%	77	5.0341	1.164831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	41	767,548,808.87	100.00%	77	5.0341	1.164831	Interest Only	16	381,300,000.00	49.68%	75	5.0902	0.776555
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	25	386,248,808.87	50.32%	79	4.9787	1.548133
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	767,548,808.87	100.00%	77	5.0341	1.164831	Totals	41	767,548,808.87	100.00%	77	5.0341	1.164831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	92,434,363.75	12.04%	79	4.8877	1.609842				None
	12 months or less	29	546,870,948.63	71.25%	79	5.0939	1.270660
	13 months to 23 months	6	128,243,496.49	16.71%	68	4.8847	0.392789
	24 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	767,548,808.87	100.00%	77	5.0341	1.164831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2	30313001	LO	Seattle	WA	Actual/360	4.810%	187,055.56	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	03/06/22
1A3	30313002	LO	Seattle	WA	Actual/360	4.810%	101,010.00	0.00	0.00	N/A	06/06/27	--	27,000,000.00	27,000,000.00	03/06/22
2	30501868	OF	San Mateo	CA	Actual/360	4.697%	269,245.45	119,597.68	0.00	N/A	12/06/28	--	73,700,812.74	73,581,215.06	03/06/22
3	30315549	RT	San Diego	CA	Actual/360	5.230%	272,541.11	0.00	0.00	N/A	12/01/28	--	67,000,000.00	67,000,000.00	03/01/22
4	30501848	MU	Westport	CT	Actual/360	5.452%	203,522.67	0.00	0.00	N/A	12/06/28	--	48,000,000.00	48,000,000.00	03/06/22
5A1A3	30315469	RT	Saint Louis	MO	Actual/360	4.997%	77,727.55	0.00	0.00	N/A	11/01/28	--	20,000,000.00	20,000,000.00	03/01/22
5A1A4	30315470	RT	Saint Louis	MO	Actual/360	4.997%	77,727.55	0.00	0.00	N/A	11/01/28	--	20,000,000.00	20,000,000.00	03/01/22
5A1A5	30315471	RT	Saint Louis	MO	Actual/360	4.997%	25,180.79	0.00	0.00	N/A	11/01/28	--	6,479,245.00	6,479,245.00	03/01/22
6	30312999	LO	Seattle	WA	Actual/360	4.740%	121,660.00	0.00	0.00	N/A	06/06/27	--	33,000,000.00	33,000,000.00	03/06/22
7	30299748	IN	Chippewa Falls	WI	Actual/360	4.697%	112,190.30	57,345.31	0.00	N/A	04/06/28	--	30,709,957.92	30,652,612.61	02/06/22
8	30501762	RT	Norcross	GA	Actual/360	5.213%	99,547.78	34,813.01	0.00	N/A	12/06/28	--	24,553,023.87	24,518,210.86	03/06/22
9	30299959	MU	Seattle	WA	Actual/360	4.990%	89,265.56	0.00	0.00	N/A	06/06/28	--	23,000,000.00	23,000,000.00	03/06/22
10	30315522	IN	Various	Various	Actual/360	5.080%	79,022.22	0.00	0.00	N/A	11/06/28	--	20,000,000.00	20,000,000.00	03/06/22
11	30501592	MF	Oxford	MS	Actual/360	5.290%	79,216.12	28,509.09	0.00	N/A	11/06/28	--	19,253,175.33	19,224,666.24	03/06/22
12	30501555	OF	San Bernardino	CA	Actual/360	4.775%	73,535.00	0.00	0.00	N/A	10/06/28	--	19,800,000.00	19,800,000.00	03/06/22
13	30501867	IN	Indianapolis	IN	Actual/360	5.486%	82,137.61	0.00	0.00	N/A	12/06/28	--	19,250,000.00	19,250,000.00	03/06/22
14	30315558	MF	Seattle	WA	Actual/360	5.200%	73,608.89	0.00	0.00	N/A	02/06/29	--	18,200,000.00	18,200,000.00	03/06/22
15	30501733	RT	Van Nuys	CA	Actual/360	5.111%	71,554.00	0.00	0.00	N/A	11/06/28	--	18,000,000.00	18,000,000.00	03/06/22
16	30501822	OF	San Jose	CA	Actual/360	5.296%	70,024.89	0.00	0.00	N/A	12/06/28	--	17,000,000.00	17,000,000.00	03/06/22
17	30501651	OF	San Bernardino	CA	Actual/360	4.938%	63,755.07	0.00	0.00	N/A	11/06/28	--	16,600,000.00	16,600,000.00	03/06/22
18	30315559	LO	Nashville	TN	Actual/360	4.940%	54,439.44	25,534.66	0.00	N/A	06/01/28	--	14,168,738.10	14,143,203.44	03/01/22
19	30501495	Various Chicago		IL	Actual/360	5.131%	59,008.70	21,902.45	0.00	N/A	10/06/28	--	14,786,266.20	14,764,363.75	03/06/22
20	30501635	OF	Newport Beach	CA	Actual/360	5.071%	53,245.50	0.00	0.00	N/A	11/06/28	--	13,500,000.00	13,500,000.00	03/06/22
21	30501149	Various Various		Various	Actual/360	4.738%	47,906.44	0.00	0.00	N/A	07/06/28	--	13,000,000.00	13,000,000.00	03/06/22
22	30315560	LO	Alpharetta	GA	Actual/360	5.060%	45,259.57	18,789.03	0.00	N/A	01/06/29	--	11,500,173.33	11,481,384.30	03/06/22
23	30501371	OF	Albuquerque	NM	Actual/360	5.218%	47,483.80	0.00	0.00	N/A	09/06/28	--	11,700,000.00	11,700,000.00	03/06/22
24	30501898	RT	Northridge	CA	Actual/360	5.100%	43,633.33	0.00	0.00	N/A	01/06/29	--	11,000,000.00	11,000,000.00	03/06/22
25	30315561	OF	Culver City	CA	Actual/360	5.305%	45,387.22	0.00	0.00	N/A	11/06/28	--	11,000,000.00	11,000,000.00	03/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30501985	MH	Vallejo	CA	Actual/360	5.350%	44,688.23	15,341.24	0.00	N/A	01/06/29	--	10,739,495.18	10,724,153.94	03/06/22
27	30315562	MF	Nashville	TN	Actual/360	5.470%	45,097.11	0.00	0.00	N/A	03/06/28	--	10,600,000.00	10,600,000.00	03/06/22
28	30315563	IN	Troy	OH	Actual/360	5.300%	36,246.69	14,771.92	0.00	N/A	01/01/29	--	8,792,997.37	8,778,225.45	03/01/22
29	30502249	OF	Carlsbad	CA	Actual/360	4.700%	33,265.56	0.00	0.00	N/A	02/01/29	--	9,100,000.00	9,100,000.00	03/01/22
30	30501165	OF	Phoenix	AZ	Actual/360	5.117%	34,227.04	0.00	0.00	N/A	07/06/28	--	8,600,000.00	8,600,000.00	03/06/22
31	30502254	RT	Kansas City	MO	Actual/360	4.950%	31,906.88	12,329.31	0.00	N/A	02/01/29	--	8,287,500.00	8,275,170.69	03/01/22
32	30501283	OF	Various	Various	Actual/360	4.392%	28,250.32	0.00	0.00	N/A	08/06/28	--	8,270,000.00	8,270,000.00	03/06/22
33	30315564	LO	McDonough	GA	Actual/360	5.200%	31,461.44	13,153.82	0.00	N/A	02/01/29	--	7,778,928.62	7,765,774.80	03/01/22
34	30501780	RT	Portland	TX	Actual/360	5.409%	25,692.53	9,157.22	0.00	N/A	12/06/28	--	6,107,089.39	6,097,932.17	03/06/22
35	30315565	RT	Various	Various	Actual/360	5.000%	18,559.85	8,281.23	0.00	N/A	01/01/24	--	4,772,532.72	4,764,251.49	03/01/22
36	30501649	MF	Wilton Manors	FL	Actual/360	5.165%	19,684.39	0.00	0.00	N/A	10/06/28	--	4,900,000.00	4,900,000.00	03/06/22
37	30315566	RT	Zanesville	OH	Actual/360	5.190%	15,804.59	6,683.64	0.00	N/A	12/06/28	--	3,915,256.51	3,908,572.87	03/06/22
38	30315567	RT	Liberty	MO	Actual/360	5.307%	16,000.21	6,507.24	0.00	N/A	01/01/29	--	3,876,333.44	3,869,826.20	03/01/22
Totals							3,006,776.96	392,716.85	0.00				767,941,525.72	767,548,808.87
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	(2,434,293.64)	672,383.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	(2,434,293.64)	672,383.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,114,422.20	7,029,803.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,750,339.10	8,293,590.21	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,880,268.37	4,442,385.31	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1A3	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1A4	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1A5	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(3,952,795.36)	(2,295,630.60)	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,390,027.99	3,447,782.13	01/01/21	12/31/21	--	0.00	0.00	169,416.18	169,416.18	0.00	0.00
8	2,417,472.67	2,576,313.74	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	577,892.30	2,227.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,705,868.38	6,741,912.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,785,086.96	1,863,104.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,066,051.25	2,120,666.90	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,274,203.21	2,289,450.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,254,877.28	1,171,728.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	505,429.64	593,178.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,932,179.56	1,760,583.84	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,313,799.45	2,184,598.60	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,130,485.79	826,695.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,365,928.79	1,289,212.85	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,008,368.79	1,032,882.85	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,116,093.57	1,202,600.67	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	183,991.70	257,255.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,678,975.65	1,759,019.92	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	128,777.12	519,894.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	898,546.25	958,911.71	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,062,136.02	862,442.14	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	798,875.19	790,170.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	8,194.65	0.00
28	(282,008.33)	795,897.00	12/01/20	11/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	972,143.87	802,035.61	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	794,397.97	1,064,439.59	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	932,351.67	898,461.60	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	677,064.93	765,524.99	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	510,872.89	1,612,060.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	742,998.79	594,035.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	366,775.61	647,012.98	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	425,278.30	436,594.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	430,573.49	426,145.73	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	194,213.49	247,554.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	116,720,952.24	61,355,311.10				0.00	0.00	169,416.18	169,416.18	8,194.65	0.00

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034089%	5.013486%	77
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034050%	5.013448%	78
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034019%	5.013417%	79
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033984%	5.013382%	80
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033940%	5.013339%	81
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033899%	5.013299%	82
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033853%	5.013253%	83
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033811%	5.013211%	84
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033770%	5.013170%	85
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033724%	5.013125%	86
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	33,000,000.00	0	0.00	0	0.00	5.033683%	5.013084%	87
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033638%	5.013039%	88
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30299748	02/06/22	0	B	169,416.18	169,416.18	0.00	30,709,957.92
Totals					169,416.18	169,416.18	0.00	30,709,957.92

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		4,764,251	4,764,251		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		762,784,557	762,784,557		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	767,548,809	767,548,809	0	0	0	0
Feb-22	767,941,526	767,941,526	0	0	0	0
Jan-22	768,224,379	768,224,379	0	0	0	0
Dec-21	768,495,563	768,495,563	0	0	0	0
Nov-21	768,769,709	768,769,709	0	0	0	0
Oct-21	769,015,249	769,015,249	0	0	0	0
Sep-21	769,269,923	769,269,923	0	0	0	0
Aug-21	769,498,115	769,498,115	0	0	0	0
Jul-21	769,725,343	769,725,343	0	0	0	0
Jun-21	769,977,113	769,977,113	0	0	0	0
May-21	770,202,316	770,202,316	0	0	0	0
Apr-21	770,452,135	770,452,135	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A2	30313001	50,000,000.00	4.81000%	50,000,000.00	4.81000%	8	07/29/20	07/06/20	08/05/20
1A3	30313002	27,000,000.00	4.81000%	27,000,000.00	4.81000%	8	07/29/20	07/06/20	08/05/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	05/06/21	04/01/21	05/06/21
Totals		176,000,000.00		176,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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